U.S. GLOBAL INVESTORS FUNDS

Investor Class Shares

SUPPLEMENT DATED SEPTEMBER 16, 2011

TO THE STATEMENT OF ADDITIONAL INFORMATION

 DATED MAY 1, 2011

Effective immediately, all references to Mr. Mark Carter as an officer of the trust are deleted.

U.S. GLOBAL INVESTORS FUNDS

Institutional Class Shares

SUPPLEMENT DATED  SEPTEMBER 16, 2011

TO THE STATEMENT OF ADDITIONAL INFORMATION

 DATED MAY 1, 2011

Effective immediately, all references to Mr. Mark Carter as an officer of the trust are deleted.